Unaudited Interim Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Diluted loss per share	$ (0.01)	$ (0.04)	$ (1.47)	$ (0.10)